Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[3]			Assets notsubject to netting arrangements[4]	Total assets
As of 31.12.19, USD billion	Gross assetsbefore netting	Netting with gross liabilities[2]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Receivables from securities financing transactions	83.2	(14.0)	69.2	(1.2)	(68.0)	0.0	15.0	15.0	84.2
Derivative financial instruments	120.2	(3.4)	116.8	(89.3)	(21.4)	6.1	5.0	11.1	121.8
Cash collateral receivables on derivative instruments[1]	26.4	(4.0)	22.4	(13.3)	(1.1)	8.0	0.9	8.9	23.3
Financial assets at fair value not held for trading	83.1	(77.5)	5.6	0.0	(5.6)	0.0	78.3	78.3	83.9
of which: reverse repurchase agreements	83.0	(77.5)	5.4	0.0	(5.4)	0.0	0.9	0.9	6.3
Total assets	313.0	(98.9)	214.0	(103.8)	(96.1)	14.1	99.3	113.4	313.3

As of 31.12.18, USD billion
Receivables from securities financing transactions	88.5	(13.0)	75.5	(4.4)	(71.2)	0.0	19.8	19.8	95.3
Derivative financial instruments	124.3	(4.3)	120.0	(90.8)	(24.0)	5.2	6.2	11.4	126.2
Cash collateral receivables on derivative instruments[1]	24.6	(2.3)	22.3	(13.5)	(1.0)	7.8	1.3	9.1	23.6
Financial assets at fair value not held for trading	85.4	(77.5)	7.8	(1.4)	(6.4)	0.0	74.9	74.9	82.7
of which: reverse repurchase agreements	85.3	(77.5)	7.8	(1.4)	(6.4)	0.0	2.1	2.1	9.9
Total assets	322.9	(97.2)	225.7	(110.0)	(102.6)	13.0	102.2	115.2	327.9
1 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 2 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” taken together corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” lines in the liabilities table presented on the following page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[3]			Liabilities notsubject to netting arrangements[4]	Total liabilities
As of 31.12.19, USD billion	Grossliabilitiesbeforenetting	Netting with gross assets[2]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Payables from securities financing transactions	19.8	(14.0)	5.8	(0.8)	(5.0)	0.0	2.0	2.0	7.8
Derivative financial instruments	118.1	(3.4)	114.8	(89.3)	(16.8)	8.6	6.1	14.8	120.9
Cash collateral payables on derivative instruments[1]	34.2	(4.0)	30.1	(16.5)	(1.7)	12.0	1.3	13.3	31.4
Other financial liabilities designated at fair value	83.5	(77.6)	5.9	(0.4)	(5.6)	0.0	30.0	30.0	35.9
of which: repurchase agreements	83.1	(77.6)	5.5	(0.4)	(5.2)	0.0	0.2	0.2	5.7
Total liabilities	255.6	(98.9)	156.6	(107.0)	(29.0)	20.6	39.4	60.0	196.0

As of 31.12.18, USD billion
Payables from securities financing transactions	20.6	(12.4)	8.3	(3.6)	(4.7)	0.0	2.0	2.0	10.3
Derivative financial instruments	124.1	(4.3)	119.8	(90.8)	(20.9)	8.1	5.9	14.0	125.7
Cash collateral payables on derivative instruments[1]	29.0	(2.3)	26.7	(14.2)	(1.2)	11.3	2.2	13.5	28.9
Other financial liabilities designated at fair value	86.6	(78.2)	8.4	(2.1)	(5.9)	0.4	25.2	25.6	33.6
of which: repurchase agreements	86.1	(78.2)	7.9	(2.1)	(5.9)	0.0	1.6	1.6	9.5
Total liabilities	260.4	(97.2)	163.2	(110.7)	(32.6)	19.8	35.4	55.2	198.5
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain exchange-traded derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts presented for reverse repurchase agreements in the “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” lines in the assets table presented on the previous page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.

UBS AG
Disclosure Offsetting Financial Assets And Financial Liabilities [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
	Assets subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized onthe balance sheet[3]			Assets notsubject to netting arrangements[4]	Total assets
As of 31.12.19, USD billion	Gross assetsbefore netting	Netting with gross liabilities[2]	Net assetsrecognizedon thebalance sheet	Financialliabilities	Collateralreceived	Assets afterconsideration ofnettingpotential	Assetsrecognizedon thebalance sheet	Total assetsafter considerationof netting potential	Total assetsrecognized on the balancesheet
Receivables from securities financing transactions	83.2	(14.0)	69.2	(1.2)	(68.0)	0.0	15.0	15.0	84.2
Derivative financial instruments	120.2	(3.4)	116.8	(89.3)	(21.4)	6.1	5.0	11.1	121.8
Cash collateral receivables on derivative instruments[1]	26.4	(4.0)	22.4	(13.3)	(1.1)	8.0	0.9	8.9	23.3
Financial assets at fair value not held for trading	83.1	(77.5)	5.6	0.0	(5.6)	0.0	78.0	78.0	83.6
of which: reverse repurchase agreements	83.0	(77.5)	5.4	0.0	(5.4)	0.0	0.9	0.9	6.3
Total assets	313.0	(98.9)	214.0	(103.8)	(96.1)	14.1	99.0	113.1	313.0
As of 31.12.18, USD billion
Receivables from securities financing transactions	88.5	(13.0)	75.5	(4.4)	(71.2)	0.0	19.8	19.8	95.3
Derivative financial instruments	124.3	(4.3)	120.0	(90.8)	(24.0)	5.2	6.2	11.4	126.2
Cash collateral receivables on derivative instruments[1]	24.6	(2.3)	22.3	(13.5)	(1.0)	7.8	1.3	9.1	23.6
Financial assets at fair value not held for trading	85.4	(77.5)	7.8	(1.4)	(6.4)	0.0	74.6	74.6	82.4
of which: reverse repurchase agreements	85.3	(77.5)	7.8	(1.4)	(6.4)	0.0	2.1	2.1	9.9
Total assets	322.9	(97.2)	225.7	(110.0)	(102.6)	13.0	101.9	114.9	327.6
1 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 2 The logic of the table results in amounts presented in the “Netting with gross liabilities” column corresponding directly to the amounts presented in the “Netting with gross assets” column in the liabilities table presented on the following page. Netting in this column for reverse repurchase agreements presented within the lines “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” taken together corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” lines in the liabilities table presented on the following page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial assets presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes assets not subject to enforceable netting arrangements and other out-of-scope items.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
	Liabilities subject to netting arrangements
	Netting recognized on the balance sheet			Netting potential not recognized on the balance sheet[3]			Liabilities notsubject to netting arrangements[4]	Total liabilities
As of 31.12.19, USD billion	Grossliabilitiesbeforenetting	Netting with gross assets[2]	Net liabilitiesrecognizedon thebalancesheet	Financialassets	Collateralpledged	Liabilitiesafter consideration of nettingpotential	Liabilitiesrecognizedon thebalance sheet	Total liabilities after considerationof nettingpotential	Total liabilitiesrecognizedon thebalance sheet
Payables from securities financing transactions	19.8	(14.0)	5.8	(0.8)	(5.0)	0.0	2.0	2.0	7.8
Derivative financial instruments	118.1	(3.4)	114.8	(89.3)	(16.8)	8.6	6.1	14.8	120.9
Cash collateral payables on derivative instruments[1]	34.2	(4.0)	30.1	(16.5)	(1.7)	12.0	1.3	13.3	31.4
Other financial liabilities designated at fair value	83.5	(77.6)	5.9	(0.4)	(5.6)	0.0	30.2	30.2	36.2
of which: repurchase agreements	83.1	(77.6)	5.5	(0.4)	(5.2)	0.0	0.2	0.2	5.7
Total liabilities	255.6	(98.9)	156.6	(107.0)	(29.0)	20.6	39.6	60.2	196.2

As of 31.12.18, USD billion
Payables from securities financing transactions	20.6	(12.4)	8.3	(3.6)	(4.7)	0.0	2.0	2.0	10.3
Derivative financial instruments	124.1	(4.3)	119.8	(90.8)	(20.9)	8.1	5.9	14.0	125.7
Cash collateral payables on derivative instruments[1]	29.0	(2.3)	26.7	(14.2)	(1.2)	11.3	2.2	13.5	28.9
Other financial liabilities designated at fair value	86.6	(78.2)	8.4	(2.1)	(5.9)	0.4	25.2	25.6	33.6
of which: repurchase agreements	86.1	(78.2)	7.9	(2.1)	(5.9)	0.0	1.6	1.6	9.5
Total liabilities	260.4	(97.2)	163.2	(110.7)	(32.6)	19.8	35.4	55.2	198.5
1 The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain exchange-traded derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and exchange-traded derivatives that are economically settled on a daily basis. 2 The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page. Netting in this column for repurchase agreements presented within the lines “Payables from securities financing transactions” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts presented for reverse repurchase agreements in the “Receivables from securities financing transactions” and “Financial assets at fair value not held for trading” lines in the assets table presented on the previous page. 3 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table. 4 Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.